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                   AMERICAN GENERAL SERIES PORTFOLIO COMPANY

                       SUPPLEMENT ISSUED JANUARY 20, 1999
             TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED OCTOBER 1, 1998

FOR THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF ALL FUNDS:

     This Supplement incorporates certain information provided in a previous supplement dated November 24, 1998. The following individuals were recently elected by the shareholders to serve as directors of the Series Company:

Dr. Judith L. Craven                    Physician, Administrator; President, United Way of Texas
3212 Ewing Street                       Gulf Coast (1992-1998); Director, A.H. Belo Corporation
Houston, Texas 77004                    (1993-Present); Director, Sysco Corporation (1996-Present);
Date of Birth: 10/06/45                 Director, Sisters of Charity of the Incarnate Word
                                        (1996-Present).

Dr. Timothy J. Ebner                    Professor, Departments of Neurosurgery and Physiology,
17994 NW Union Street                   University of Minnesota (1991-Present). Formerly, Consultant
Elk River, Minnesota 55330              EMPI Inc. (1994-1995) and Medtronic Inc. (1997-1998).
Date of Birth: 07/15/49

Judge Gustavo E. Gonzales, Jr.          Municipal Court Judge, Dallas, Texas; Director, Downtown
8320 Coolgreen Drive                    Dallas YMCA Board (1996-Present); Director, Dallas Easter
Dallas, Texas 75228                     Seals Society (1997-Present).
Date of Birth: 07/27/40

John A. Graf*                           President and Director, The Variable Annuity Life Insurance
2929 Allen Parkway                      Company ("VALIC") and American General Annuity Insurance
Houston, Texas 77019                    Company ("AGAIC") (1998 to Present). Director, Boy Scouts of
Date of Birth: 09/14/59                 America. Formerly, Director (1993-1998), President and Chief
                                        Executive Officer (1997-1998), Vice Chairman (1996-1997),
                                        Chief Marketing Officer (1993-1997) and Executive Vice
                                        President (1993-1996), Western National Life Insurance
                                        Corporation and Senior Vice President, Conseco,
                                        Inc.(1987-1993).

Dr. John E. Maupin, Jr.                 President, Meharry Medical College, Nashville, Tennessee;
2 Morningside Court                     Nashville Advisory Board Member, First American National
Nashville, Tennessee 37215              Bank (1996- Present); Director, Monarch Dental Corporation
Date of Birth: 10/28/46                 (1997-Present). Formerly, Executive Vice President,
                                        Morehouse School of Medicine, Atlanta, Georgia (1989-1994).

Craig R. Rodby*                         Vice Chairman (1997-Present) and Chief Financial Officer
2929 Allen Parkway                      (1998- Present), VALIC and AGAIC (1998-Present). Formerly,
Houston, Texas 77019                    Senior Vice President-Financial Management, ReliaStar
Date of Birth: 07/05/49                 (1994-1997) and President and Chief Executive Officer,
                                        Northern Life Insurance Company (1990-1994).

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* Interested persons of the Series Company as defined in the 1940 Act specifically because of their capacity as officers, directors or consultants of the Series Company, VALIC or American General Corporation.

FOR THE PROSPECTUS ONLY:

FOR THE SOCIAL AWARENESS FUND ONLY:

     Effective immediately, Maruti D. More has assumed responsibility for the portfolio management of the Social Awareness Fund. Mr. More has been Vice President -- Investments of American General Series Portfolio Company since July 1998. Since April 1998, Mr. More serves as Vice President of The Variable Annuity Life Insurance Company and American General Investment Management, L.P. From 1993 to 1995, Mr. More was Managing Director, Marketable Securities at Paul Revere Investment Management Corporation.
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FOR THE CAPITAL CONSERVATION FUND ONLY:

     Effective immediately, Craig A. Mitchell has assumed responsibility for the portfolio management of the Capital Conservation Fund. Mr. Mitchell has been Vice President and Senior Portfolio Manager of American General Investment Management, L.P. since April 1998. Mr. Mitchell joined American General Corporation in May 1995. From July 1992 to April 1995, Mr. Mitchell served as Assistant Portfolio Manager and, subsequently, Portfolio Manager at Providian Corporation.

FOR THE MONEY MARKET FUND ONLY:

     The Board of Directors recently approved an amendment to the Money Market Fund's non-fundamental investment restriction relating to maturity standards of investments to include securities subject to demand features. The section in the Prospectus entitled "Types of Investments" is supplemented as follows:

     Variable Rate Demand Notes

          Variable rate demand notes ("VRDNs") are either taxable or tax-exempt obligations containing a floating or variable interest rate adjustment formula, together with an unconditional right to demand payment of the unpaid principal balance plus accrued interest upon a short notice period, generally not to exceed seven days. The Money Market Fund may invest in participation VRDNs, which provide the Fund with an undivided interest in underlying VRDNs held by major investment banking institutions. Any purchase of VRDNs will meet applicable diversification and concentration requirements, and the conditions established by the SEC under which such securities may be considered to have remaining maturities of 397 days or less.

FOR THE GROWTH AND INCOME FUND ONLY:

     On January 19, 1999, the Board of Directors of the Series Company approved the termination of Value Line, Inc. as Sub-adviser of the Growth & Income Fund. VALIC expects to re-assume direct management of the Fund's investment portfolio on February 22, 1999.

FOR ALL FUNDS:

     On January 19, 1999, the Board of Directors of the Series Company approved certain changes to the Funds' investment restrictions with respect to illiquid and restricted securities. Specifically, the section in the Prospectus entitled "Illiquid and Restricted Securities" under "Types of Investments" is re-titled and replaced in its entirety with the following:

     Illiquid Securities

          An illiquid security is one that may not be frequently traded or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Illiquid securities include, but are not limited to, time deposits and repurchase agreements not maturing within seven days and restricted securities.

          A restricted security is one that has not been registered with the SEC and, therefore, cannot be sold in the public market. Securities eligible for sale under Rule 144A and commercial paper offered pursuant to Section 4(2) of the Securities Act of 1933, as amended, are not deemed by VALIC or the Sub-adviser to be illiquid solely by reason of being restricted. Instead, VALIC or the Sub-adviser will determine whether such securities are liquid based on trading markets and pursuant to guidelines adopted by the Series Company's Board of Directors. If VALIC or the Sub-adviser concludes that a security is not liquid, that investment will be included within the Fund's limitation on illiquid securities.

          All the Funds may buy illiquid securities, but are restricted as to how much money they may invest in them. See "Limitations" below.

     The related sidebar should only reference illiquid securities.

     In the "Fact Sheets" for each Fund, please disregard all references to restricted securities under "Investment Strategy." The stated limit should refer to illiquid securities only.
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     In addition, the "Fact Sheets" for the MIDCAP INDEX FUND, SMALL CAP INDEX
FUND and STOCK INDEX FUND should reflect under "Investment Strategy" that up to 10% of their net assets may be invested in illiquid securities.

FOR THE STATEMENT OF ADDITIONAL INFORMATION OF ALL FUNDS:

     The following non-fundamental investment restriction applicable to each Fund is hereby added in the Statement of Additional Information:

     The Fund may not invest more than 10% (15% in the case of the Growth Fund, Growth & Income Fund and Science & Technology Fund) of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable including time deposits and repurchase agreements not maturing within seven days or restricted securities, but excluding (a) Rule 144A securities that have been determined to be liquid by VALIC or the Sub-adviser, in accordance with guidelines adopted by the Company's Board of Directors, and
(b) commercial paper that is sold under Section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Company's Board of Directors, has determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and VALIC or the Sub-adviser, in accordance with guidelines adopted by the Company's Board of Directors, has determined that the commercial paper is of equivalent quality and is liquid.

VA 9017-C